UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  7/2/04

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:		1

Form 13F information table entry total:		67


Form 13F information table value total (x$1000): $841,547


List of other included managers:  zero

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                                                        Artemis Investment Management
                                                                    FORM 13F
                                       				 June 30, 2004

                                                                                     Voting Authority
  									    ----------------------------

Name of       	   Title                 Value       Shares/  Sh/  Put/  Invstmt   Other
Issuer            of Class     Cusip    (x$1000)     Pm Amt   Pm   Call  Dscretn   Mgrs     Sole   Shared  None
-----  ---------  --------  --------  ---  ----  -------  ------------  --------  -------  -------

Acxiom Corp.        COM     005125109    20,969    844,500.00   SH        Sole           844,500.00
Amkor Technology    COM     031652100       188     23,000.00   SH        Sole            23,000.00
Ashland Oil         COM     044204105       185      3,500.00   SH        Sole             3,500.00
Assured Guaranty    COM     G0585R106    21,025  1,240,400.00   SH        Sole         1,240,400.00
Bombay Co Inc       COM     097924104       190     31,000.00   SH        Sole            31,000.00
Borg Warner Auto.   COM      99724106       184      4,200.00   SH        Sole             4,200.00
Charles River Lab.  COM     159864107       200      4,100.00   SH        Sole             4,100.00
International
Chemed Corporation  COM     16359R103    21,335    439,900.00   SH        Sole           439,900.00
Citrix Systems      COM     177376100       193      9,500.00   SH        Sole             9,500.00
Crown Holdings Inc  COM     228368106       213     21,360.00   SH        Sole            21,360.00
Design Within Reach COM     250557105       411     25,000.00   SH        Sole            25,000.00
Digimarc            COM     253807101     7,746    580,200.00   SH        Sole           580,200.00
Digitas Inc         COM     25388K104       204     18,500.00   SH        Sole            18,500.00
DoubleClick Inc     COM     258609304    24,276  3,124,300.00   SH        Sole         3,124,300.00
Drexler Technology  COM     261876106       183     13,700.00   SH        Sole            13,700.00
ESS Technology      COM     269151106       175     16,300.00   SH        Sole            16,300.00
Elizabeth Arden Inc COM     28660G106       183      8,700.00   SH        Sole             8,700.00
Fidelity Nat'l Fin'lCOM     316326107       179      4,800.00   SH        Sole             4,800.00
First City Fin'l    COM     33761X107        77      9,680.00   SH        Sole             9,680.00
Fleetwood Enter.    COM     339099103    26,556  1,825,135.00   SH        Sole         1,825,135.00
Hilb Rogal & Hobbs  COM     431294107       885     24,810.00   SH        Sole            24,810.00
Hughes Supply       COM     444482103    34,726    589,270.00   SH        Sole           589,270.00
Identix             COM     451906101    24,603  3,293,545.00   SH        Sole         3,293,545.00
Infinity Property
& Casualty          COM     45665Q103    19,665    595,900.00   SH        Sole           595,900.00
Instinet Group      COM     457750107    18,477  3,499,400.00   SH        Sole         3,499,400.00
Intermagnetics Gen. COM     458771102    10,859    319,100.00   SH        Sole           319,100.00
Intervoice          COM     461142101    14,352  1,251,300.00   SH        Sole         1,251,300.00
Inverness Medical   COM     46126P106     8,035    366,900.00   SH        Sole           366,900.00
Itron               COM     465741106    21,823    951,300.00   SH        Sole           951,300.00
Joy Global          COM     481165108    27,689    924,800.00   SH        Sole           924,800.00
Kroll Inc.          COM     501049100    20,432    554,000.00   SH        Sole           554,000.00
LCC International   COM     501810105     8,105  1,654,140.00   SH        Sole         1,654,140.00
Landec              COM     514766104       149     21,800.00   SH        Sole            21,800.00
MSC Industrial Dir. COM     553530106    36,324  1,106,100.00   SH        Sole         1,106,100.00
Mechanical Tech     COM     583538103       175     29,230.00   SH        Sole            29,230.00
Medicines Co.       COM     584688105    16,094    527,500.00   SH        Sole           527,500.00
Medicis Pharma.     COM     584690309    19,771    494,900.00   SH        Sole           494,900.00
Mettler Toledo Intl COM     592688105    21,056    428,500.00   SH        Sole           428,500.00
Mindspeed Tech      COM     602682106     9,949  2,005,900.00   SH        Sole         2,005,900.00
Minerals Tech.      COM     603158106    26,355    454,395.00   SH        Sole           454,395.00
Nextel Partners     COM     65333F107    13,078    821,500.00   SH        Sole           821,500.00
Nic, Inc.           COM     62914B100     5,105    714,000.00   SH        Sole           714,000.00
Novell Inc.         COM     670006105       179     21,300.00   SH        Sole            21,300.00
Openwave Systems    COM     683718308    16,067  1,265,152.00   SH        Sole         1,265,152.00
Pactiv Corp.        COM     695257105       204      8,175.00   SH        Sole             8,175.00
Pall Corp.          COM     696429307    28,269  1,079,400.00   SH        Sole         1,079,400.00
Pantry              COM     698657103       104      4,785.00   SH        Sole             4,785.00
Pep Boys            COM     713278109    25,221    994,900.00   SH        Sole           994,900.00
Plug Power          COM     72919P103    16,350  2,185,800.00   SH        Sole         2,185,800.00
Power-One Inc       COM     739308104    23,842  2,171,400.00   SH        Sole         2,171,400.00
Regal Enter. Grp    COM     758766109    14,219    785,600.00   SH        Sole           785,600.00
Regeneration
Technologies Inc.   COM     75886N100     9,586    893,360.00   SH        Sole           893,360.00
Restoration HardwareCOM     760981100    11,627  1,590,500.00   SH        Sole         1,590,500.00
Revlon              COM     761525500    18,034  6,113,200.00   SH        Sole         6,113,200.00
Rowan Cos.          COM     779382100       182      7,500.00   SH        Sole             7,500.00
Sigmatel            COM     82661W107    13,251    456,000.00   SH        Sole           456,000.00
Six Flags Inc.      COM     83001P109       184     25,300.00   SH        Sole            25,300.00
Stratasys           COM     862685104    13,757    555,600.00   SH        Sole           555,600.00
TNS Inc.            COM     872960109    10,778    494,400.00   SH        Sole           494,400.00
Triad Hospitals     COM     89579K109    13,277    356,620.00   SH        Sole           356,620.00
Tribune Co.         COM     896047107       165      3,620.00   SH        Sole             3,620.00
Valeant Pharm.      COM     91911X104    27,882  1,394,100.00   SH        Sole         1,394,100.00
Varian Inc.         COM     922206107    27,191    645,100.00   SH        Sole           645,100.00
W Holding           COM     929251106    20,623  1,201,081.00   SH        Sole         1,201,081.00
Wabash National     COM     929566107    33,944  1,232,100.00   SH        Sole         1,232,100.00
Werner Enterprises  COM     950755108       192      9,100.00   SH        Sole             9,100.00
Zoran Corp.         COM     98975F101    34,041  1,855,100.00   SH        Sole         1,855,100.00
TOTAL PORTFOLIO
REPORT SUMMARY                  67      841,547


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